Geographic Information	12 Months Ended
Dec. 31, 2014
Geographic Information [Abstract]
Geographic Information
NOTE 10:	GEOGRAPHIC INFORMATION

The Company manages its business on a basis of one reportable segment and follows the requirements of ASC 280 "Segment Reporting".

a.	Revenues from external customers:

	Year ended
	December 31,
	2012	2013	2014

United States	$11,847	$12,726	$11,712
Germany	2,147	10,321	9,191
Europe (other than Germany)	3,590	4,086	4,635
Asia	3,484	2,717	3,600
Israel	2,541	1,602	1,985
Other	301	796	802

	$23,910	$32,248	$31,925

For the years ended December 31, 2012, 2013 and 2014, the Company had no major customers.

b.	The Company's net amount of property and equipment is as follows:

	December 31
	2013	2014

Israel	$830	$661
United States	1,090	1,177
Germany	622	377
Other	132	186

	$2,674	$2,401